LEASE - Other operating leases (Details) - 12 months ended Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
Operating lease cost	¥ 27,320	$ 3,907
Short term lease cost	56	8
Total	¥ 27,376	$ 3,915